Document and Entity Information	0 Months Ended
Mar. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 05, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Feb. 28, 2013
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FDSTX